Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent liabilities with possible losses
Principal	R$ 45,252	R$ 45,252
Fine	178,155	38,630
Interest	36,780	34,619
Total	R$ 260,187	118,506
Income tax and social contribution
Contingent liabilities with possible losses
Percentage of fine on taxes	150.00%
Percentage of isolation fine on taxes	50.00%
Total	R$ 63,805	53,274
Administrative proceeding claiming the amounts of judicial deposits related to COFINS
Contingent liabilities with possible losses
Principal	1,254	1,254
Fine	251	251
Interest	2,600	2,553
Total	4,105	4,058
Administrative proceeding charging the amounts of refund requests for amounts paid in excess to COFINS
Contingent liabilities with possible losses
Principal	3,496	3,496
Fine	699	699
Interest	4,809	4,678
Total	9,004	8,873
Tax assessment notices were issued claiming amounts due of PIS and COFINS
Contingent liabilities with possible losses
Principal	10,027	10,027
Fine	154,414	14,889
Total	164,441	24,918
Tax assessment notice was issued claiming amounts due of COFINS due to alleged underpayment
Contingent liabilities with possible losses
Principal	11,212	11,212
Fine	8,409	8,409
Interest	14,537	13,803
Total	34,158	33,423
Dismiss its right to offset tax payables with the COFINs credits arising from past payments considered undue
Contingent liabilities with possible losses
Principal	1,367	1,367
Fine	273	273
Interest	834	783
Total	2,474	2,424
Tax assessment notice was issued claiming an isolated fine on amount of tax payable
Contingent liabilities with possible losses
Fine	688	688
Interest	185	159
Total	873	848
Tax assessment notice was issued claiming amounts of COFINS due, plus a fine in year 2013
Contingent liabilities with possible losses
Principal	8,586	8,586
Fine	6,439	6,439
Interest	7,408	6,846
Total	22,433	21,871
Tax assessment notice was issued claiming amounts of COFINS due, plus a fine in year 2014
Contingent liabilities with possible losses
Principal	9,310	9,310
Fine	6,982	6,982
Interest	6,407	5,797
Total	R$ 22,699	R$ 22,090